Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	BABYLON HOLDINGS LIMITED
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001866390
Amendment Flag	true
Amendment Description	The "Registration Statement"), is being filed to include information contained in the registrant's Annual Report on Form 20-F for the year ended December 31, 2021, which was filed with the SEC on March 30, 2022, and to update certain other information in the Registration Statement.